EQUITY	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
EQUITY

15. EQUITY

The Company is authorized to issue an unlimited number of ordinary shares, no par value, and preferred shares, no par value. The Company’s ordinary shares are entitled to one vote for each share. As of June 30, 2020, there were 87,495,221 ordinary shares outstanding, 22,921,700 public warrants and 12,618,680 private warrants. Each warrant entitles the registered holder to purchase one-half of one ordinary share at a price of $5.75 per half share at any time. The warrants must be exercised for whole ordinary shares. The warrants expire on June 6, 2023. The private warrants are identical to the public warrants except that such warrants are exercisable for cash (even if a registration statement covering the ordinary shares issuable upon exercise of such warrants is not effective) or on a cashless basis, at the holder’s option, and will not be redeemable so long as they are still held by the initial purchasers or their affiliates. No public warrants are exercisable for cash unless there is an effective and current registration statement covering the ordinary shares issuable upon exercise of the warrants and a current prospectus relating to such ordinary shares.

The Company is authorized to issue an unlimited number of preferred shares divided into five classes with designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of June 30, 2020, or December 31, 2019, there were no preferred shares issued or outstanding.

In February 2019, pursuant to the NPS Stock Purchase Agreement, the Company issued 1,300,214 NESR ordinary shares to satisfy its obligation in connection with the NPS Equity Stock Earn-Out, a contingent consideration obligation arising from its acquisition of NPS in 2018.

The issuance of 2,237,000 NESR ordinary shares to the SAPESCO selling stockholders in exchange for their SAPESCO shares is reflected in Other liabilities in the Condensed Consolidated Balance Sheet as of June 30, 2020. The shares are expected to be issued in the third quarter of 2020 at which time purchase consideration will be transferred from Other liabilities to Additional paid in capital. As the Company is contractually obligated to settle this purchase consideration in shares, we believe that presentation as a non-current liability best matches the contingency with the long-term nature of equity financing.